Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory consists of the following at March 31, 2026 and December 31, 2025:

	2026	2025

Raw Materials	$364,404	$360,280
Work-in-Process	7,823,916	7,956,924
Finished Goods	195,947	151,311
	8,384,267	8,468,515
Less: Reserve for Obsolescence	585,870	583,572

Inventory	$7,798,397	$7,884,943

Inventory consists of the following at December 31:

	2025	2024

Raw Materials	$360,280	$487,405
Work-in-Process	7,956,924	6,815,425
Finished Goods	151,311	153,353
	8,468,515	7,456,183
Less: Reserve for Obsolescence	583,572	502,905

Inventory	$7,884,943	$6,953,278